Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Derivative [Line Items]
Realized (losses) gains	$ 139	$ (1,150)	$ 479	$ (10,742)
Unrealized losses	(1,699)	(2,600)	(1,578)	(789)
Total	(1,560)	(3,750)	(1,099)	(11,531)
Interest rate swap agreements
Derivative [Line Items]
Realized (losses) gains	(301)	(1,276)	(740)	(10,868)
Unrealized losses	(1,101)	(1,808)	(399)	2,114
Total	(1,402)	(3,084)	(1,139)	(8,754)
Stock purchase warrant
Derivative [Line Items]
Realized (losses) gains	0	0	0	0
Unrealized losses	(166)	(2,137)	(287)	(4,248)
Total	(166)	(2,137)	(287)	(4,248)
Time-charter swap agreement
Derivative [Line Items]
Realized (losses) gains	360	126	1,106	126
Unrealized losses	(402)	1,345	(875)	1,345
Total	(42)	1,471	231	1,471
Forward freight agreements
Derivative [Line Items]
Realized (losses) gains	80	0	113	0
Unrealized losses	(30)	0	(17)	0
Total	$ 50	$ 0	$ 96	$ 0